RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of information about key management personnel [Table Text Block]
	Year ended December 31,
	2017	2016	2015
	$	$	$
Salaries	431	367	517
Directors' fees	36	36	18
Share-based payments	88	85	146
	555	488	681